Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INSTITUTIONAL TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Supplement [Text Block]	finst_SupplementTextBlock	IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."
Federated Government Ultrashort Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	finst_SupplementTextBlock	IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."
Federated Short-Intermediate Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	finst_SupplementTextBlock	IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."